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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3616

Mosaic Income Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Mosaic Income Trust

Intermediate Income Fund

Portfolio of Investments -- March 31, 2005

Credit Rating				Principal	Market
Moody's	S&P			Amount	Value

		CORPORATE DEBT SECURITIES: 61.4% of net assets

		CONSUMER STAPLES:	5.7%
A2	A	Coca-Cola Enterprise, 5.25%, 5/15/07		150,000	153,153
A3	BBB+	Kraft Foods Inc, 4.625% 11/1/06		200,000	201,386

		ENERGY:	1.7%
Baa1	BBB+	Occidental Petroleum, 7.375%, 11/15/08		200,000
Baa3	BBB	Oryx Energy Company, 8.125%, 10/15/05		100,000	101,786

		FINANCIALS:	8.3%
A3	A	Countrywide Home Loan, 5.625% 5/15/07		150,000	153,728
A1	A	Household Finance Co, 7.875%, 3/1/07		150,000	159,853
A1	AA-	International Lease Finance, 5.75%, 10/15/06		200,000	205,184

		HEALTH CARE:	5.0%
Ba3	BB+	Amerisourcebergen Co, 8.125%, 9/1/08		125,000	134,688
A3	A	United Healthcare Group, 5%, 8/15/14		175,000	173,763

		INDUSTRIAL:	17.9%
Ba3	BB+	American Standard, 7.375%, 2/1/08		175,000	187,258
A2	A	CIT Group Inc, 5.75%, 9/25/07		150,000	154,575
A3	BBB	Daimler Chrysler, 6.4%, 5/15/06		150,000	153,228
BBB-	A3	Ford Motor Credit, 6.875%, 2/1/06		150,000	152,070
Ba1	BBB-	Lear Corp, 8.11%, 5/15/09		140,000	151,639
Baa3	BB+	Lubrizol Corp, 4.625%, 10/1/09		100,000	147,910
Ba1	BB+	YUM! Brands Inc, 7.65%, 5/15/08		150,000	163,259

		INSURANCE:	8.2%
Baa1	BBB	Harleysville Group, 5.75%, 7/15/13		150,000	144,491
Baa3	BBB-	Markel Corp, 6.8%, 2/15/13		150,000	161,099
A1	A	MGIC Investment Corp, 6.0%, 3/15/07		200,000	206,695

		RETAILERS-APPAREL:	2.5%
Ba2	BB+	Gap Inc, 6.9%, 9/15/07		150,000	157,313

		TECHNOLOGY:	6.5%
A3	A-	Hewlett-Parkard Co, 3.625%, 3/15/08		200,000	196,228
Baa1	BBB	Lexmark International, 6.75%, 5/15/08		200,000	211,128

		TELECOMMUNICATIONS:	5.2%
Baa3	BBB	AT&T Broadband, 8.375%, 3/15/13		181,000	215,392
Baa3	BBB-	Sprint Capital Corp, 6.125%, 11/15/08		100,000	104,605

		UTILITIES:	0.4%
A2	BBB+	Wisconsin Power & Light, 7.625%, 3/1/10		25,000	27,994

		TOTAL CORPORATE DEBT SECURITIES (Cost $3,759,757)			$ 3,818,425

		COLLATERALIZED MORTGAGE OBLIGATIONS: 1.2% of net assets

Aaa	AAA	Federal National Mortgage Association, Mortgage Pool #636758, 6.5%, 5/1/32		70,523	73,344

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $71,143)			73,344

		US GOVERNMENT & AGENCY OBLIGATIONS: 34.4% of net assets

Aaa	AAA	Fannie Mae, 6.0%, 12/15/05		300,000	305,141
Aaa	AAA	Fannie Mae, 3.375%, 11/9/07		500,000	490,619
Aaa	AAA	Freddie Mac, 5.25%, 1/15/06		150,000	151,927
Aaa	AAA	Freddie Mac, 4.875%, 3/15/07		150,000	152,597
Aaa	AAA	Freddie Mac, 3.875%, 1/12/09		150,000	147,102
Aaa	AAA	US Treasury Note, 4.625%, 5/15/06		200,000	202,461
Aaa	AAA	US Treasury Note, 4.625%, 5/15/07		450,000	443,391
Aaa	AAA	US Treasury Note, 4.625%, 5/15/08		250,000	248,125

		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $2,156,380)			$ 2,141,363

		REPURCHASE AGREEMENT: 2.6% of net assets
		With Morgan Stanley and Company issued 3/31/05 at 2.40%, due
		4/01/05, collateralized by $166,077 in United States Treasury Notes
		due 11/15/10. Proceeds at maturity are $162,005 (Cost $162,000).			$ 162,000

		TOTAL INVESTMENTS: 99.6% of net assets (Cost $6,149,280)			$6,195,132

		CASH AND RECEIVABLES LESS LIABILITIES: 0.4% of net assets			25,843

		NET ASSETS: 100.00%			$6,220,975

Mosaic Income Trust

Government Fund

Portfolio of Investments - March 31, 2005

Credit Rating				Principal	Market
Moody's	S&P			Amount	Value

		US GOVERNMENT & AGENCY OBLIGATIONS: 138.3% of net assets

		US GOVERNMENT AGENCY NOTES:	69.4%
Aaa	AAA
Aaa	AAA	Fannie Mae, 6%, 12/15/05		300,000	305,141
Aaa	AAA	Fannie Mae, 3.375%, 11/9/07		200,000	196,248
Aaa	AAA	Fannie Mae, 3.25%, 8/15/08		20,000	19,360
Aaa	AAA	Fannie Mae, 4%, 12/15/08		250,000	246,640
Aaa	AAA	Freddie Mac, 5.255%, 1/15/06		265,000	268,404
Aaa	AAA	Freddie Mac, 4.875%, 3/15/07		150,000	152,598
Aaa	AAA	Freddie Mac, 3.5%, 9/15/07		350,000	345,967
Aaa	AAA	Freddie Mac, 5.125%, 10/15/08		250,000	256,925
Aaa	AAA	Freddie Mac, 3.875%, 1/12/09		230,000	225,556
Aaa	AAA	Freddie Mac, 5.5%, 9/15/11		425,000	445,268

		US TREASURY NOTES:	49.9%

Aaa	AAA	US Treasury Notes, 5.875%, 11/15/05		400,000	406,532
Aaa	AAA	US Treasury Notes, 4.625%, 5/15/06		400,000	404,922
Aaa	AAA	US Treasury Notes, 4.375%, 5/15/07		200,000	202,297
Aaa	AAA	US Treasury Notes, 4.75%, 11/15/08		400,000	409,719
Aaa	AAA	US Treasury Notes, 4%, 6/15/09		350,000	348,646

		MORTGAGE BACKED SECURITIES:	19.0%
Aaa	AAA	Fannie Mae, Mortgage Pool #555345, 5.5%, 2/1/18		111,258	113,536
Aaa	AAA	Fannie Mae, Mortgage Pool #555545, 5%, 6/1/18		166,685	166,828
Aaa	AAA	Fannie Mae, Mortgage Pool #636758, 6.5%, 5/1/32		52,892	55,008
Aaa	AAA	Fannie Mae, Mortgage Pool #254346, 6.5%, 6/1/32		44,722	46,511
Aaa	AAA	Fannie Mae, Mortgage Pool #254405, 6%, 8/1/32		79,600	81,492
Aaa	AAA	Freddie Mac, Mortgage Pool, Gold Pass Through Certificates #E57247, 6.5%, 3/1/09		48,144	50,090
Aaa	AAA	Freddie Mac, Mortgage Pool, Gold Pass Through Certificates #E90778, 5.5%, 8/1/17		82,781	84,584
Aaa	AAA	Freddie Mac, Mortgage Pool, Gold Pass Through Certificates #C01364, 6.5%, 6/1/32		47,856	49,752
Aaa	AAA	Government National Mortgage Association II, Guaranteed Pass Through Certificates #2483, 7%, 9/20/27		26,010	27,464

		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $4,971,050)			$ 4,909,488

		REPURCHASE AGREEMENT: 5.6% of net assets
		With Morgan Stanley and Company issued 3/31/05 at 2.40%, due
		4/01/05, collateralized by $204,008 in United States Treasury Notes
		due 11/15/10. Proceeds at maturity are $199,006 (Cost $199,000).			$ 199,000

		TOTAL INVESTMENTS: 143.9% of net assets (Cost $5,170,050)			$ 5,108,488

		CASH AND RECEIVABLES LESS LIABILITIES: (43.9)% of net assets			(1,559,496)

		NET ASSETS: 100.00%			$ 3,548,992

Mosaic Income Trust

Institutional Bond Fund

Portfolio of Investments - March 31, 2005

Credit Rating				Amount	Value
Moody's	S&P

		DEBT INSTRUMENTS: 94.5% of net assets

		Corporate Obligations:	50.5%
A1	A+	American Express, 5.50%, 9/12/06		155,000	158,202
Aa3	A	Bank One Corp, 6.875%, 8/1/06		150,000	155,599
Aa1	AA-	Citigroup Inc, 5.75%, 5/10/06		200,000	203,871
A2	A	Coca-Cola Enterprise, 5.25%, 5/15/07		200,000	204,203
A3	A-	CONOCO Inc, 6.35%, 4/15/09		205,000	218,554
A3	A	Countrywide Home Loan, 5.625%, 5/15/07		175,000	179,350
A1	A+	First Data Corporation, 4.7%, 8/01/13		175,000	171,156
A3	BBB-	Ford Motor Credit, 6.875%, 2/1/06		150,000	152,070
Aaa	AAA	General Electric Capital Corp, 4.625%, 9/15/09		200,000	200,317
Aa3	A+	Goldman Sachs, 6.65%, 5/15/09		185,000	198,708
A1	A	Household Finance Co, 7.875%, 3/1/07		185,000	197,152
A1	A+	IBM Corp, 4.75%, 11/29/12		150,000	149,628
A1	AA-	International Lease Finance, 5.75%, 10/15/06		200,000	205,184
Aa3	NA	Merrill Lynch, 7%, 1/15/07		200,000	209,837
Aa3	A+	Morgan Stanley Dean Witter, 6.875%, 3/1/07		170,000	166,128
Aa3	A	Nationsbank Corp, 7.5%, 9/15/06		200,000	210,042
A2	A+	Target Corp, 7.5%, 8/15/10		150,000	170,078
Aa3	AA	Texaco Capital Inc, 5.5%, 1/15/09		150,000	155,879
A2	A	Texas Instruments, 6.125%, 2/1/06		160,000	162,581
Aa3	A+	US Bancorp, 5.1%, 7/15/07		200,000	204,065
A1	A	WPS Resources Corp, 7%, 11/1/09		150,000	164,033

		US Government & Agency Obligations:	44.0%
Aaa	AAA	Fannie Mae, 5.25%, 4/15/07		700,000	716,767
Aaa	AAA	Freddie Mac, 3.625%, 9/15/08		425,000	416,445
Aaa	AAA	US Treasury Notes, 5.875%,11/15/05		300,000	304,899
Aaa	AAA	US Treasury Notes, 4.625%,5/15/06		600,000	607,383
Aaa	AAA	US Treasury Notes, 4.75%,11/15/08		600,000	614,578
Aaa	AAA	US Treasury Notes, 3.625%, 1/15/10		700,000	683,458

		TOTAL DEBT INSTRUMENTS (Cost $7,212,147)			7,180,167

		REPURCHASE AGREEMENT: 4.3% of net assets
		With Morgan Stanley and Company issued 3/31/05 at 2.40%, due
		4/01/05, collateralized by $339,330 in United States Treasury Notes
		due 11/15/10. Proceeds at maturity are $331,009 (Cost $331,000).			331,000

		TOTAL INVESTMENTS: 98.8% of net assets (Cost $7,543,147)			$7,511,167

		CASH AND RECEIVABLES LESS LIABILITIES: 1.2% of net assets			91,797

		NET ASSETS: 100.00%			$7,602,964

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mosaic Income Trust

By: (signature)

W. Richard Mason, Secretary

Date: May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: May 19, 2005

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: May 19, 2005